Taxation - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense benefits [line items]
Average effective tax rate		8.30%	15.30%	15.70%
Provisions For Uncertain Tax Position		£ 856	£ 933
Provision for deferred tax liabilities		3,600	3,810
Unremitted profits		17,000	19,000
Unremitted profits for which deferred tax not provided		974	326
Deferred tax assets recognized on trading losses		£ 1,060	£ 942
Tax rate	25.00%	19.00%	19.00%	19.00%
Increase (decrease) through business combinations, deferred tax liability (asset)		£ (25)	£ (2,843)
Tesaro [member]
Income tax expense benefits [line items]
Increase (decrease) through business combinations, deferred tax liability (asset)			252
Pfizer [member]
Income tax expense benefits [line items]
Increase (decrease) through business combinations, deferred tax liability (asset)			2,591
Overseas [Member]
Income tax expense benefits [line items]
Provision for deferred tax liabilities		150	£ 198
UK [member]
Income tax expense benefits [line items]
Payments of corporation tax		£ 235
Tax rate		17.00%
UK [member] | Reduced Tax Rate Cancelled [Member]
Income tax expense benefits [line items]
Tax rate			19.00%
Belgium [member]
Income tax expense benefits [line items]
Tax rate			17.00%